Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the interim condensed consolidated financial statements, representing the index rates stipulated by the Bank of China:
HKD against RMB	June 30, 2023	December 31, 2023	June 30, 2024
Year-end spot rate	HKD1=RMB0.9207	HKD1=RMB0.9056	HKD1=RMB0.9126
Average rate	HKD1=RMB0.8883	HKD1=RMB0.8999	HKD1=RMB0.9084

Schedule of the Disaggregation of the Group’s Revenue	The following table identifies the disaggregation of the Group’s revenue for the six months ended June 30, 2023 and 2024, respectively:
	Six months ended June 30, 2023		Six months ended June 30, 2024
Revenue Categories	(RMB)%		(RMB)	(US$)%
Type A: Freight forwarding services	166,394,282	98.2%	163,343,874	22,919,666	60.3%
- Integrated cross-border logistics	110,622,640	65.3%	100,212,026	14,061,293	37.0%
- Fragmented logistics	37,106,900	21.9%	56,784,271	7,967,709	21.0%
- Chartered airline freight services	18,664,742	11.0%	6,347,577	890,663	2.3%
Type B: Supply chain management	1,292,197	0.8%	105,500,404	14,803,335	39.0%
- International trading in relation to supply chain management	1,290,954	0.8%	105,499,754	14,803,243	39.0%
- Agent services	1,243	0.0%	650	92	0.0%
Type C: Other services	1,798,774	1.0%	1,763,231	247,409	0.7%
- Customs brokerage	1,687,258	1.0%	1,763,231	247,409	0.7%
- Software development	111,516	0.0%	-	-	0.0%
Total	169,485,253	100.0%	270,607,509	37,970,409	100.0%

Schedule of Revenue Recognition	The following table presents revenue classified by timing of revenue recognition for the six months ended June 30, 2023 and 2024, respectively.
	Six months ended June 30, 2023	Six months ended June 30, 2024
	RMB	RMB	US$
Point in time	1,868,386	108,964,101	14,803,335
Over time	167,616,867	161,643,408	23,167,074
Total revenue	169,485,253	270,607,509	37,970,409

Schedule of Contract Liabilities at the Beginning of the Reporting Period	The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:
	For the six months ended June 30,
	2023	2024
	RMB	RMB	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:	1,989,310	4,777,398	670,343